DOCUMENT AND ENTITY INFORMATION Document	12 Months Ended
Dec. 31, 2016
Entity Information [Line Items]
Entity Registrant Name	TEREX CORP
Entity Central Index Key	0000097216
Document Type	8-K
Document Period End Date	Dec. 31, 2016
Amendment Flag	false